Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances
Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2019	December 31, 2018
Carmen de Andacollo	Region IV, Chile	10%	$29	$32
Quebrada Blanca (a)(b)	Region I, Chile	40%	634	10
Elkview Mine Limited Partnership	British Columbia, Canada	5%	67	59
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	40	33
			$770	$134

a)
During the year ended December 31, 2019, SMM/SC subscribed for a 30% indirect interest in QBSA (Note 5(a)). As a result, we recorded a non-controlling interest for SMM/SC’s interest in QBSA of $793 million on the date of the transaction.

b)	Quebrada Blanca

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2019	December 31, 2018
Summarized balance sheet
Current assets	$653	$153
Current liabilities	512	204
Current net assets	141	(51)
Non-current assets	6,628	4,952
Non-current liabilities	3,448	2,217
Non-current net assets	3,180	2,735
Net assets	$3,321	$2,684

Accumulated non-controlling interests	$634	$10

Summarized statement of comprehensive income (loss)
Revenue	$170	$224
Loss for the period	(120)	(97)
Other comprehensive income (loss)	(138)	202
Total comprehensive income (loss)	$(258)	$105

Loss allocated to non-controlling interests	$(24)	$(12)

Summarized cash flows
Cash flows from operating activities	$(298)	$(33)
Cash flows from investing activities	(1,255)	(429)
Cash flows from financing activities	2,076	464
Effect of exchange rates on cash and cash equivalents	(22)	—
Net increase in cash and cash equivalents	$501	$2